Distribution Date:	01/18/24	JPMBB Commercial Mortgage Securities Trust 2013-C15
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23-24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640NAA6	1.232600%	63,681,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640NAB4	2.976800%	285,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FL	46640NBA5	6.126290%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FX	46640NAZ1	2.976800%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640NAC2	3.697500%	21,444,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640NAD0	4.096000%	110,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46640NAE8	4.131000%	206,902,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46640NAF5	3.659100%	67,687,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46640NAJ7	4.419600%	93,942,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.12%
B	46640NAK4	4.845677%	76,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.75%
C	46640NAL2	4.845677%	44,734,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.00%
D	46640NAP3	4.845677%	59,646,000.00	54,677,987.84	11,070,723.00	220,793.24	0.00	0.00	11,291,516.24	43,607,264.84	58.74%	7.00%
E	46640NAR9	3.500000%	23,858,000.00	23,858,000.00	0.00	0.00	0.00	0.00	0.00	23,858,000.00	36.16%	5.00%
F	46640NAT5	3.585000%	11,929,000.00	11,929,000.00	0.00	0.00	0.00	0.00	0.00	11,929,000.00	24.87%	4.00%
NR	46640NAV0	3.585000%	47,716,349.00	25,633,789.33	0.00	0.00	0.00	(649,760.96)	0.00	26,283,550.29	0.00%	0.00%
R	46640NAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,192,907,349.00	116,098,777.17	11,070,723.00	220,793.24	0.00	(649,760.96)	11,291,516.24	105,677,815.13

X-A	46640NAG3	4.845677%	928,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46640NAH1	4.845677%	76,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46640NAM0	1.293694%	83,503,349.00	61,420,789.33	0.00	66,216.44	0.00	0.00	66,216.44	62,070,550.29
Notional SubTotal			1,088,527,349.00	61,420,789.33	0.00	66,216.44	0.00	0.00	66,216.44	62,070,550.29

Deal Distribution Total					11,070,723.00	287,009.68	0.00	(649,760.96)	11,357,732.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640NAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640NAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FL	46640NBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FX	46640NAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640NAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640NAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46640NAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46640NAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46640NAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46640NAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46640NAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	46640NAP3	916.70837676	185.60713208	3.70172753	0.00000000	0.00000000	0.00000000	0.00000000	189.30885961	731.10124468
E	46640NAR9	1,000.00000000	0.00000000	0.00000000	2.91666653	11.66666611	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46640NAT5	1,000.00000000	0.00000000	0.00000000	2.98750021	11.95000084	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46640NAV0	537.21187533	0.00000000	0.00000000	1.60492057	24.71044254	0.00000000	(13.61715583)	0.00000000	550.82903116
R	46640NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640NAG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46640NAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46640NAM0	735.54881410	0.00000000	0.79297945	0.00000000	0.00000000	0.00000000	0.00000000	0.79297945	743.33007039

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12/01/23 - 12/30/23	30	0.00	66,216.44	0.00	66,216.44	0.00	0.00	0.00	66,216.44	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	12/01/23 - 12/30/23	30	0.00	220,793.24	0.00	220,793.24	0.00	0.00	0.00	220,793.24	0.00
E	12/01/23 - 12/30/23	30	208,757.49	69,585.83	0.00	69,585.83	69,585.83	0.00	0.00	0.00	278,343.32
F	12/01/23 - 12/30/23	30	106,913.67	35,637.89	0.00	35,637.89	35,637.89	0.00	0.00	0.00	142,551.56
NR	12/01/23 - 12/30/23	30	1,102,511.15	76,580.95	0.00	76,580.95	76,580.95	0.00	0.00	0.00	1,179,092.10
Totals			1,418,182.31	468,814.35	0.00	468,814.35	181,804.67	0.00	0.00	287,009.68	1,599,986.98

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	11,357,732.68
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	471,300.02	Master Servicing Fee	47.93
Interest Reductions due to Nonrecoverability Determination	(396,627.78)	Certificate Administrator Fee	338.58
Interest Adjustments	144,430.13	Trustee Fee	42.07
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	50.09
ARD Interest	0.00	Senior Trust Advisor Fee	195.34
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	219,102.37	Total Fees	674.01

Principal		Expenses/Reimbursements
Scheduled Principal	13,646.98	Reimbursement for Interest on Advances	(4,300.40)
Unscheduled Principal Collections		ASER Amount	(54,363.20)
Principal Prepayments	10,393,303.82	Special Servicing Fees (Monthly)	(23,598.96)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,625.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	(651,385.96)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(330.00)
Total Principal Collected	10,405,325.80	Total Expenses/Reimbursements	(733,978.52)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	287,009.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,070,723.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,357,732.68
Total Funds Collected	10,624,428.17	Total Funds Distributed	10,624,428.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	116,329,979.74	116,329,979.74	Beginning Certificate Balance	116,098,777.17
(-) Scheduled Principal Collections	13,646.98	13,646.98	(-) Principal Distributions	11,070,723.00
(-) Unscheduled Principal Collections	10,393,303.82	10,393,303.82	(-) Realized Losses	(649,760.96)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,625.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(651,385.96)
(-) Realized Losses from Collateral	1,625.00	1,625.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	105,923,028.94	105,923,028.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	116,546,557.10	116,546,557.10	Ending Certificate Balance	105,677,815.13
Ending Actual Collateral Balance	105,923,028.95	105,923,028.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(231,202.57)
Beginning Cumulative Advances	651,385.96	0.00	UC / (OC) Change	(14,011.24)
Current Period Advances	(651,385.96)	0.00	Ending UC / (OC)	(245,213.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	(933.61)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	1	5,923,028.94	5.59%	(3)	4.8905	1.824100	1.30 or less	1	100,000,000.00	94.41%	(4)	4.6060	1.232600
$10,000,000 to $24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater		1	100,000,000.00	94.41%	(4)	4.6060	1.232600	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676	1.76 to 2.00	1	5,923,028.94	5.59%	(3)	4.8905	1.824100
								2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
								2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	4	2,323,712.31	2.19%	(3)	4.8905	1.824100
							Office	1	100,000,000.00	94.41%	(4)	4.6060	1.232600
Georgia	2	1,129,356.68	1.07%	(3)	4.8905	1.824100
							Retail	11	5,923,028.94	5.59%	(3)	4.8905	1.824100
Missouri	1	536,241.30	0.51%	(3)	4.8905	1.824100
							Totals	12	105,923,028.94	100.00%	(4)	4.6219	1.265676
Texas	1	454,992.62	0.43%	(3)	4.8905	1.824100

Washington, DC	1	100,000,000.00	94.41%	(4)	4.6060	1.232600

Wisconsin	3	1,478,726.02	1.40%	(3)	4.8905	1.824100

Totals	12	105,923,028.94	100.00%	(4)	4.6219	1.265676

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.30000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.50000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.70000%	1	100,000,000.00	94.41%	(4)	4.6060	1.232600	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.70001% to 4.90000%	1	5,923,028.94	5.59%	(3)	4.8905	1.824100	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.90001% to 5.10000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	2	105,923,028.94	100.00%	(4)	4.6219	1.265676
	5.10001% to 5.30000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676
	5.30001% to 5.50000%	0	0.00	0.00%	0	0.0000	0.000000
	5.50001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	105,923,028.94	100.00%	(4)	4.6219	1.265676	Interest Only	1	100,000,000.00	94.41%	(4)	4.6060	1.232600
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	1	5,923,028.94	5.59%	(3)	4.8905	1.824100
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	105,923,028.94	100.00%	(4)	4.6219	1.265676			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	105,923,028.94	100.00%	(4)	4.6219	1.265676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	300940003	OF	Washington	DC	Actual/360	4.606%	0.00	0.00	0.00	N/A	09/01/23	--	100,000,000.00	100,000,000.00	01/01/24
21	695100204	RT	Southfield	MI	Actual/360	5.550%	194,101.46	10,393,303.82	0.00	N/A	10/06/23	--	10,393,303.82	0.00	01/06/24
43	300940043	RT	Various	Various	Actual/360	4.891%	25,000.91	13,646.98	0.00	10/01/23	12/01/27	--	5,936,675.92	5,923,028.94	01/01/24
Totals							219,102.37	10,406,950.80	0.00				116,329,979.74	105,923,028.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,405,050.24	4,427,590.12	01/01/23	06/30/23	12/12/23	50,569,305.39	0.00	0.00	0.00	0.00	0.00
21	947,112.31	188,187.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	(651,385.96)
43	906,299.80	703,100.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	11,258,462.35	5,318,877.50				50,569,305.39	0.00	0.00	0.00	0.00	(651,385.96)

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	695100204	10,393,303.82	Disposition	0.00	0.00
Totals		10,393,303.82		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,393,303.82	4.621909%	4.374638%	(4)
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.704859%	4.452123%	(3)
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,929.00	1	4,515,553.04	4.704882%	4.452176%	(2)
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,800,902.80	4.733308%	4.489663%	(1)
09/15/23	0	0.00	0	0.00	1	10,393,303.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.991216%	4.873325%	1
08/17/23	0	0.00	0	0.00	1	10,419,811.81	0	0.00	0	0.00	0	0.00	0	0.00	2	8,836,970.23	5.023240%	4.995287%	2
07/17/23	0	0.00	0	0.00	1	10,446,193.72	0	0.00	0	0.00	0	0.00	0	0.00	4	78,503,192.78	5.042783%	5.014843%	3
06/16/23	0	0.00	0	0.00	1	10,474,057.22	0	0.00	0	0.00	0	0.00	0	0.00	6	154,540,307.90	5.128114%	5.102621%	4
05/17/23	0	0.00	0	0.00	1	10,500,181.11	0	0.00	0	0.00	0	0.00	0	0.00	1	3,113,761.15	5.176591%	5.153773%	4
04/17/23	0	0.00	0	0.00	1	10,527,796.06	0	0.00	0	0.00	0	0.00	0	0.00	1	11,773,681.00	5.181367%	5.158223%	5
03/17/23	0	0.00	0	0.00	1	10,553,664.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.187576%	5.164656%	6
02/17/23	0	0.00	0	0.00	1	10,584,281.54	0	0.00	1	0.00	0	0.00	0	0.00	1	2,786,016.23	5.187880%	5.164955%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		100,000,000	100,000,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,923,029	5,923,029	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	105,923,029	105,923,029	0	0	0	0
Dec-23	116,329,980	105,936,676	0	0	10,393,304	0
Nov-23	116,344,375	105,951,071	0	0	10,393,304	0
Oct-23	120,880,357	105,971,500	0	0	14,908,857	0
Sep-23	279,493,234	169,099,930	0	0	110,393,304	0
Aug-23	299,451,559	289,031,747	0	0	10,419,812	0
Jul-23	317,274,114	306,827,920	0	0	10,446,194	0
Jun-23	412,156,758	401,682,700	0	0	10,474,057	0
May-23	582,981,371	572,481,190	0	0	10,500,181	0
Apr-23	597,065,850	586,538,054	0	0	10,527,796	0
Mar-23	609,885,050	599,331,385	0	0	10,553,664	0
Feb-23	611,145,827	600,561,545	0	0	10,584,282	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300940003	100,000,000.00	100,000,000.00	71,000,000.00	10/17/23	3,853,524.62	1.23260	06/30/23	09/01/23	I/O
21	695100204	0.00	-	10,450,000.00	10/13/22	152,009.32	0.66400	03/31/22	10/06/23	206
Totals		100,000,000.00	100,000,000.00	81,450,000.00		4,005,533.94

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300940003	OF	DC	08/29/23	2

The loan transferred SS on 8/29/23 and did not pay off on the 9/1/23 maturity date. The loan is secured by an office building in Washington, DC. Borrower was unable to sell or refinance the loan ahead of the maturity and has engaged a 3rd party advisor to engage in workout discussions. Interest payments post maturity have been applied to date. Lender has engaged counsel and will dual track foreclosure with workout discussions, which include a potential cooperative sale.

21	695100204	RT	MI	09/02/22	11

The Loan transferred SS on 9/6/22 due to delinquent payments. The Loan is 120+ days delinquent. The subject property, Southfield Retail Portfolio consist of 2 single-story retail buildings (Sherwood Square and Greenfield Plaza) totaling 188,973

SF originally built in 1977 (renovated in 2003) and 1990 located in Southfield, MI. Sherwood Square ("Sherwood") is an approximately 23 year old (built in 1990), 83,839 SFG single story, community shopping center on a 6.89-acre parcel.

The major tenants at the property are Salvation Army (occupying 29869.00 SF_ 35.05% of GLA_1/31/2024 Lease Expiration), HOME CENTER (occupying 12200.00 SF_ 14.32% of GLA_7/31/2026 Lease Expiration), Dollar Tree (occupying

10640.00 SF_ 12.48% of GLA_7/31/2024 Lease Expiration). Greenfield Plaza ("Greenfield') is an approximately 36 year old (built in 1977), 107,685 SFG, single story, retail shopping center on a 6.41-acre parcel. The Subject was built in 1977 with addition constructed at the southern end of the site in 2002 for Art Van Furniture (Van Art filed for BK in March 2020 and subsequently vacated). The major tenants at the property are Family Dollar (occupying 11960.00 SF_ 11.43% of

GLA_3/31/2025 Lease Expiration). The Lender will dual track foreclosure/receivership proceedings while continuing discussions with the Borrower until a resolution is reached. The Borrower sold the properties and paid the Loan off in full on

12/20/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300940002	107,241,964.80	5.25000%	107,241,964.80	5.25000%	9	08/05/20	07/31/20	08/11/20
2	300940002	0.00	5.25000%	0.00	5.25000%	10	09/10/20	07/31/20	08/11/20
9	695100206	28,636,670.04	5.42500%	28,636,670.04	5.42500%	10	09/10/20	09/06/20	10/13/20
9	695100206	0.00	5.42500%	0.00	5.42500%	10	08/05/20	09/06/20	10/13/20
37	300940037	0.00	5.33600%	0.00	5.33600%	10	12/28/20	12/28/20	02/11/21
Totals		135,878,634.84		135,878,634.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
21	695100204	01/18/24	10,393,303.82	10,450,000.00	0.00	1,183,924.42	12,570,471.52	11,386,547.10	0.00	0.00	0.00	0.00	0.00%
31	695100202	02/17/22	8,170,526.71	4,000,000.00	9,581,879.63	262,926.10	8,231,766.97	7,968,840.87	201,685.84	0.00	170,393.52	31,292.32	0.31%
40	695100193	02/15/19	6,772,141.91	7,800,000.00	9,308,100.44	1,402,124.20	9,308,100.44	7,905,976.24	0.00	0.00	0.00	0.00	0.00%
41	883100143	10/17/22	5,999,429.09	11,500,000.00	6,791,100.73	570,102.99	6,791,100.73	6,220,997.74	0.00	(1,067.00)	(2,868.70)	2,868.70	0.03%
50	883100151	02/17/23	5,392,148.88	4,810,000.00	5,422,068.93	1,531,527.23	4,327,595.23	2,796,068.00	2,596,080.88	0.00	60,336.04	2,535,744.84	40.24%
55	695100203	11/17/23	4,515,553.04	9,850,000.00	4,581,500.85	59,698.42	4,581,500.85	4,521,802.43	0.00	(558.00)	(558.00)	558.00	0.01%
64	300940064	10/17/23	2,810,925.54	6,300,000.00	2,874,859.72	50,269.96	2,874,859.72	2,824,589.76	0.00	0.00	(186.00)	186.00	0.00%
Current Period Totals			10,393,303.82	10,450,000.00	0.00	1,183,924.42	12,570,471.52	11,386,547.10	0.00	0.00	0.00	0.00
Cumulative Totals			44,054,028.99	54,710,000.00	38,559,510.30	5,060,573.32	48,685,395.46	43,624,822.14	2,797,766.72	(1,625.00)	227,116.86	2,570,649.86

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/23	18,860,451.74	2,053.54	0.00	0.00	0.00	18,860,451.74	0.00	0.00	18,860,451.74
		10/17/22	0.00	1,286.18	0.00	0.00	0.00	0.00	0.00	0.00
21	695100204	01/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(651,385.96)	(651,385.96)
31	695100202	04/17/23	0.00	0.00	31,292.32	0.00	0.00	(1,085.36)	0.00	0.00	31,703.42
		02/17/23	0.00	0.00	32,788.78	0.00	0.00	411.10	0.00	0.00
		01/18/23	0.00	0.00	32,377.68	0.00	0.00	171.39	0.00	0.00
		11/18/22	0.00	0.00	32,206.29	0.00	0.00	77.34	0.00	0.00
		09/16/22	0.00	0.00	32,128.95	0.00	0.00	40.70	0.00	0.00
		08/17/22	0.00	0.00	32,088.25	0.00	0.00	(170,056.61)	0.00	0.00
		06/17/22	0.00	0.00	202,144.86	0.00	0.00	270.21	0.00	0.00
		05/17/22	0.00	0.00	201,874.65	0.00	0.00	188.81	0.00	0.00
		02/17/22	0.00	0.00	201,685.84	0.00	0.00	201,685.84	0.00	0.00
40	695100193	09/16/22	0.00	0.00	0.00	0.00	0.00	(198.00)	0.00	0.00	0.00
		11/18/20	0.00	0.00	198.00	0.00	0.00	198.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	883100143	01/18/24	0.00	0.00	2,868.70	0.00	0.00	1,067.00	0.00	0.00	4,155.44
		12/15/23	0.00	0.00	2,868.70	0.00	0.00	370.15	0.00	0.00
		09/15/23	0.00	0.00	2,498.55	0.00	0.00	0.26	0.00	0.00
		08/17/23	0.00	0.00	2,498.55	0.00	0.00	398.60	0.00	0.00
		06/16/23	0.00	0.00	2,319.43	0.00	0.00	219.74	0.00	0.00
		04/17/23	0.00	0.00	2,099.69	0.00	0.00	1,968.00	0.00	0.00
		01/18/23	0.00	0.00	131.69	0.00	0.00	73.89	0.00	0.00
		10/25/22	0.00	0.00	0.00	0.00	0.00	57.80	0.00	0.00
50	883100151	12/15/23	0.00	0.00	2,535,744.84	0.00	0.00	(6,257.91)	0.00	0.00	2,535,744.84
		11/17/23	0.00	0.00	2,542,002.75	0.00	0.00	(3,081.37)	0.00	0.00
		07/17/23	0.00	0.00	2,545,084.12	0.00	0.00	(50,996.76)	0.00	0.00
		02/17/23	0.00	0.00	2,596,080.88	0.00	0.00	2,596,080.88	0.00	0.00
55	695100203	01/18/24	0.00	0.00	558.00	0.00	0.00	558.00	0.00	0.00	558.00
		11/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	300940064	12/15/23	0.00	0.00	186.00	0.00	0.00	186.00	0.00	0.00	186.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
64	300940064	10/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	558.00	0.00	0.00	1,625.00	0.00	(651,385.96)	(649,760.96)
Cumulative Totals			18,860,451.74	3,339.72	2,570,649.86	0.00	0.00	21,432,799.44	0.00	(651,385.96)	20,781,413.48

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	28,901.04	0.00	0.00	0.00	0.00	396,627.78	0.00	0.00	0.00	0.00
21	0.00	0.00	(52,500.00)	0.00	0.00	(54,363.20)	0.00	0.00	(4,300.40)	0.00	(330.00)	0.00
Total	0.00	0.00	(23,598.96)	0.00	0.00	(54,363.20)	0.00	396,627.78	(4,300.40)	0.00	(330.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		314,035.22

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Supplemental Notes
Notice regarding $19MM holdback in October 2023

With only a few assets remaining in this securitization and concerns regarding the availability of Master Servicer advances to fund future capital needs for the 1615 L Street loan, the Special Servicer requested approximately $19MM be held back from liquidation proceeds of an asset sold within the October 2023 remittance period. The holdback amount is being held by the Master Servicer as a deal-level reserve.”

© 2021 Computershare. All rights reserved. Confidential.	Page 26 of 26